Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended
	May 11, 2026 USD ($) item	Feb. 18, 2026 shares	Jan. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Subsequent Event [Line Items]
Forward stock split		1.8813-for-1
Common stock, shares authorized | shares				200,000,000	25,000,000	25,000,000
Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, issued | shares			558,116	558,116
Shares issued, price per share | $ / shares			$ 6.2711	$ 6.2711
Convertible preferred stock, gross proceeds | $			$ 3.5
Subsequent Event
Subsequent Event [Line Items]
Forward stock split		1.8813-for-1
Common stock, shares authorized | shares		25,000,000
Subsequent Event | Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, issued | shares			558,116
Shares issued, price per share | $ / shares			$ 6.2711
Convertible preferred stock, gross proceeds | $			$ 3.5
Subsequent Event | Meta Bureau LLC
Subsequent Event [Line Items]
Initial contract value | $	$ 2.9
Number of software licenses | item	3
Subsequent Event | Meta Bureau LLC | Maximum
Subsequent Event [Line Items]
Additional software upgrades cost | $	$ 10.4